Schedule of Investments
September 30, 2020 (unaudited)

Global Allocation Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - 44.4%

Communication Services - 4.2%
Activision Blizzard Inc	1,356	109,768
Alphabet Inc. - Class A (2)	62	90,867
Alphabet Inc. - Class C (2)	255	374,748
Amc Entertainment Holdings Inc (3)	72	339
Amc Networks Inc (2)	129	3,188
At&T Inc	2,770	78,973
Cable One Inc	1	1,885
Cinemark Holdings Inc	96	960
Comcast Corp New - Class A	4,092	189,296
Cumulus Media Inc. (2)	93	499
Dhi Group Inc (2)	155	350
Dish Network Corporation	320	9,290
E W Scripps Company/The	17	194
Electronic Arts Inc (2)	506	65,987
Facebook Inc (2)	1,579	413,540
Fluent Inc (2)	29	72
Frontier Communications Corp (2)	547	88
Glu Mobile Inc (2)	223	1,712
Gogo Inc. (2)	13	120
Gray Television Inc (2)	110	1,515
Lee Enterprises Inc (2)	235	197
Lions Gate Entertainment Corp. - Class A (2)	89	844
Marcus Corp	53	410
Mdc Partners Inc (2)	158	254
Msg Networks Inc (2)	187	1,790
National Cinemedia Inc	33	90
Netflix Inc (2)	207	103,506
New York Times Co	291	12,452
Pinterest Inc (2)	173	7,181
Roku Inc. (2)	83	15,670
Spotify Technology S A (2)	123	29,836
Take Two Interactive Software (2)	74	12,226
Techtarget Inc (2)	8	352
Tegna Inc	100	1,175
Telephone & Data Sys Inc Del New	207	3,817
Tribune Publishing Company	13	152
Twitter Inc (2)	192	8,544
Verizon Communications Inc	3,385	201,374
Zillow Group Inc - Class C (2)	12	1,219

		1,744,480

Consumer Discretionary - 6.2%
Amazon.Com Inc (2)	256	806,075
American Public Eduinc. (2)	2	56
Aramark	143	3,782
At Home Group Inc (2)	93	1,382
Autonation Inc (2)	28	1,482
Bassett Furniture Inds Inc	36	492
Best Buy Co Inc	723	80,463
Big Lots Inc Ohio	22	981
Booking Holdings Inc (2)	16	27,371
Borg Warner Inc	357	13,830
Boyd Gaming Inc	69	2,118
Brinker Intl Inc	50	2,136
Caleres Inc	77	736
Camping World Holdings Inc	188	5,593
Capri Holdings Limited (2)	142	2,556
Carparts.Com, Inc (2)	292	3,157
Carvana Co (2)	20	4,461
Chipotle Mexican Grill Inc (2)	67	83,329
Collectors Universe	1	49
Cracker Barrel Old Cnt Store	112	12,842
Crocs Incorporated (2)	117	4,999
Dana Incorporated	142	1,749
Dave & Buster'S Entertainment, Inc	30	455
Deckers Outdoor Corp (2)	92	20,241
Del Taco Restaurants, Inc (2)	291	2,386
Designer Brands Inc	29	157
Dollar General Corp New	295	61,838
Dollar Tree Inc (2)	105	9,591
Domino'S Pizza Inc	54	22,965
Dr Horton Inc	841	63,605
Ebay Inc	167	8,701
Extended Stay America Inc	228	2,725
Fiesta Restaurant Group (2)	45	422
Fossilgroup Inc (2)	24	138
Fox Factory Holding Corp (2)	21	1,561
Garmin Limited	319	30,260
General Motors Company	1,462	43,261
Green Brick Partners Inc (2)	52	837
Greenlane Holdings, Inc. (2)	4	9
Group 1 Automotive Inc	5	442
Guess Inc	2	23
Hamilton Beach Brands Holding Co - Class A	14	272
Hanesbrands Inc	308	4,851
Hibbett Sports Inc (2)	199	7,805
Home Depot Inc	784	217,725
Houghton Mifflin Harcourt Company (2)	54	93
Installed Building Products Inc (2)	11	1,119
Intl Game Technology Plc	350	3,896

K12 Inc (2)	280	7,375
L Brands Inc	38	1,209
Lakeland Inds Inc (2)	33	653
Lands End Inc (2)	22	287
Las Vegas Sands Corp	265	12,365
Lci Industries	28	2,976
Lear Corporation	50	5,453
Lennar Corp	182	14,866
Lithia Motors Inc	79	18,007
Lovesac Company (2)	3	83
Lowes Companies Inc	1,245	206,496
Lululemon Athletica Inc (2)	83	27,338
Lumber Liquidators Holdings Inc (2)	56	1,235
M/I Homes Inc (2)	61	2,809
Malibu Boats, Inc. - Class A (2)	132	6,542
Marinemax Inc (2)	170	4,364
Marriott International Inc	50	4,629
Mcdonalds Corp	42	9,219
Meritage Homes Corporation (2)	84	9,273
Murphy Usa Inc (2)	10	1,283
Nautilus Inc (2)	26	446
Nike Inc - Class B	747	93,778
Odp Corporation	69	1,342
Ollie'S Bargain Outlet Holdings Inc (2)	13	1,136
Onewater Marine Inc. (2)	11	225
Overstock.Com	30	2,180
Papa John'S Intl Inc	29	2,386
Party City Holdco Inc (2)	164	426
Penn National Gaming (2)	101	7,343
Polaris Inc	35	3,302
Pool Corporation	19	6,356
Pultegroup Inc	1,435	66,426
Purple Innovation Inc (2)	296	7,359
Qurate Retail Inc	480	3,446
Red Robin Gourmet Burgers (2)	1	13
Red Rock Resorts Inc.	81	1,385
Rent A-Center Inc	1,141	34,104
Scientific Games Corp (2)	52	1,815
Sonic Automotive Inc	88	3,534
Sportsman'S Warehouse Holdings, Inc (2)	175	2,504
Starbucks Corp	128	10,998
Sturm Ruger & Co Inc	31	1,896
Target Corporation	372	58,560
Tesla Inc (2)	513	220,082
Texas Roadhouse Inc	53	3,222
The Container Store Group Inc (2)	21	130
Thor Industries Inc	318	30,293
Tillys Inc - Class A	34	205
Topbuild Corp (2)	20	3,414
Town Sports Intl Hldg Inc (2)	378	26
Tractor Supply Co	5	717

Tupperware Brands Corp (2)	35	706
Urban Outfitters Inc (2)	18	375
Waitr Holdings Inc (2)	38	122
Wayfair Inc - Class A (2)	17	4,947
Wendy'S Company	287	6,399
Williams Sonoma Inc	45	4,070
Wingstop Inc.	128	17,491
Winnebago Inds Inc	516	26,662
Xpel, Inc. (2)	20	522
Yum Brands Inc	18	1,643
Yum China Holdings Inc	644	34,100
Zumiez Inc (2)	35	974

		2,568,539

Consumer Staples - 0.9%
Altria Group Inc	64	2,473
Andersons Inc	128	2,454
Coca Cola Co	987	48,728
Conagra Brands Inc	329	11,749
General Mills Inc	2,091	128,973
Ingredion Inc	40	3,027
Kimberly Clark Corp	169	24,955
Kroger Co	907	30,756
Molson Coors Beverage Company - Class B	680	22,821
Natural Grocers By Vitamin Cottage Inc	38	375
Nu Skin Enterprises Inc	46	2,304
Pepsico Inc	9	1,247
Rite Aid Corp (2)	57	541
Seneca Foods Corp (2)	1	36
Spartan Nash Company	39	638
The Kraft Heinz Company	155	4,642
United Natural Foods Inc (2)	40	595
Walgreen Boots Alliance Inc	181	6,502
Walmart Inc	699	97,797

		390,613

Energy - 0.5%
Amplify Energy Corp	312	266
Antero Resources Corp (2)	335	921
Apache Corp	21	199
Archrock Inc	190	1,022
Ardmore Shipping Corp	304	1,082
Aspen Aerogels Incorporated (2)	122	1,336
Bonanza Creek Energy Inc (2)	86	1,617
Cabot Oil & Gas Corp	291	5,052
Cactus Inc	189	3,627
California Resources Corp (2)	215	19
Centennial Resource Dev Inc (2)	40	24
Chaparral Energy Inc (2)	93	3

Chesapeake Energy Corp (2)	35	142
Chevron Corp	1,002	72,144
Cimarex Energy Co	360	8,759
Clean Energy Fuels Corp (2)	65	161
Cnx Resources Corporation (2)	157	1,482
Concho Resources Inc	73	3,221
Conocophillips	1,036	34,022
Consol Energy Inc (2)	24	106
Continental Resources Inc (2)	102	1,253
Delek Us Holdings Inc New	86	957
Dht Holdings Inc	174	898
Diamondback Energy, Inc	29	873
Dmc Global Inc.	24	791
Dorian Lpg Ltd (2)	13	104
Eog Resources Inc	432	15,526
Eqt Corporation	259	3,349
Exterran Corp (2)	106	441
Extraction Oil & Gas, Inc (2)	166	10
Franks International N V (2)	113	174
Golar Lng Ltd (2)	22	133
Hess Corporation	122	4,993
Hollyfrontier Corp	73	1,439
International Seaways Inc	68	993
Laredo Petroleum Inc (2)	84	823
Liberty Oilfield Services Inc	351	2,804
Montage Resources Corporation (2)	131	575
Nabors Industries Limited New	21	513
National Oilwell Varco Inc	279	2,528
Nextdecade Corp (2)	68	203
Nextier Oilfield Solutions Inc (2)	189	350
Nine Energy Service Inc (2)	109	123
Nordic American Tankers Ltd	118	412
Oasis Petroleum Inc New (2)	156	44
Oceaneering Intl Inc (2)	158	556
Overseas Shipholding Group Inc - Class A (2)	30	64
Pacific Ethanol Inc (2)	30	219
Patterson-Uti Energy Inc	166	473
Pdc Energy Inc (2)	89	1,103
Peabody Energy Corp	118	271
Pioneer Natural Resources	209	17,972
Propetro Holding Corp (2)	255	1,035
Range Resources Corp	219	1,450
Renewable Energy Group Inc (2)	92	4,915
Scorpio Tankers Inc	58	642
Silverbow Resources Inc (2)	68	267
Southwestern Energy Co (2)	559	1,314
Superior Energy Services Inc (2)	47	17
Talos Energy Inc (2)	79	510
Teekay Corporation (2)	121	270
Tetra Tech Inc Delaware (2)	91	46
W&T Offshore Inc (2)	100	180

Westmoreland Coal Co. (2)(8)	539	0
Whiting Petroleum Corporation	8	138
Whiting Petroleum Corporation A Warrants (2)	8	20
Whiting Petroleum Corporation B Warrants (2)	4	9
World Fuel Services Corp	166	3,518
Wpx Energy Inc (2)	262	1,284

		211,787

Financials - 3.4%
Agnc Investment Corp.	897	12,477
Allstate Corporation	710	66,839
Ally Financial Inc	907	22,738
American Eq Invt Life Hldg Co	153	3,364
American Express Co	573	57,443
Ameriprise Financial, Inc	94	14,486
Arbor Realty Trust Inc	23	264
Artisan Partners Asset Mgmt Inc - Class A	337	13,140
Associated Banc Corp	766	9,667
Bancorpsouth Bank	159	3,081
Bank Of America Corp New	6,951	167,450
Bank Ozk	161	3,433
Bankunited Inc	293	6,420
Bar Harbor Bankshares	41	843
Berkshire Hathaway, Inc. Class B (2)	1,580	336,445
Cannae Holdings Inc (2)	34	1,267
Central Valley Community Bancp	52	642
Citigroup Inc	883	38,066
Citizens Financial Group Inc	303	7,660
Civista Bancshares, Inc	147	1,840
Cno Financial Group Inc	547	8,774
Community Trust Bancorp Inc	130	3,674
Curo Group Holdings Corp	52	367
Eagle Bancorp Inc	133	3,563
East West Bancorp Inc	333	10,902
Elevate Credit Inc (2)	248	637
Ellington Residential Mortgage Reit	16	178
Enova International Inc (2)	118	1,934
Enterprise Bancorp Inc	4	84
Esquire Financial Holdings, Inc. (2)	8	120
Farmers National Banc Corp	43	470
Fifth Third Bancorp	283	6,034
First American Financial Corp	414	21,077
First Citizens Bancshrs Inc	11	3,507
First Comnty Bancshare Inc N	15	271
First Horizon Natl Corp	77	726
First Republic Bank San Francisco Ca New	228	24,866
Fnb Corporation	569	3,858
Fncb Bancorp Inc	3	16
Focus Financial Partners Inc. (2)	78	2,558
Goosehead Insurance Inc.	64	5,542

Great Ajax Corp	518	4,294
Green Dot Corp (2)	252	12,754
Hartford Finl Svcs Grp Inc	92	3,391
Hbt Financial, Inc.	64	718
Hci Group Inc	102	5,028
Hilltop Hldgs Inc	413	8,500
Houlihan Lokey Inc	118	6,968
Huntington Bancshares Inc	7	64
Independent Bk Corp	20	1,048
Invesco Ltd	178	2,031
Jpmorgan Chase & Co	1,152	110,903
Keycorp	407	4,856
Kinsale Capital Group, Inc	65	12,362
Kkr Real Estate Finance Trust Inc	241	3,984
M & T Bank Corp	30	2,763
Medley Management Inc (2)	146	85
Metlife Inc	10	372
Metrocity Bankshares Inc	145	1,910
Mma Capital Holdings Inc (2)	61	1,373
Morgan Stanley	97	4,690
Mr Cooper Group Inc (2)	350	7,812
National Bank Holdings Corporation	128	3,360
Navient Corporation	155	1,310
NewStar Financial Contingent Value Rights (2)(8)	34	0
Northrim Bancorp Inc	125	3,186
Ocwen Financial Corporation (2)	10	211
Onemain Holdings Inc	53	1,656
Oppenheimer Holdings Inc	322	7,187
Palomar Holdings, Inc. (2)	12	1,251
Pennymac Financial Services Inc	279	16,215
Pennymac Mortgage Investment Trust	171	2,748
Pjt Partners Inc	45	2,727
Pnc Financial Svcs Group Inc	198	21,762
Popular Inc	543	19,695
Pra Group Inc (2)	165	6,592
Prosight Global Inc (2)	43	488
Prudential Financial Inc	605	38,430
Pzena Investment Management	268	1,436
Qcr Holdings Inc	163	4,468
Rbb Bancorp	257	2,914
Regions Financial Corp New	2,121	24,455
Renasant Corp	48	1,091
Servisfirst Bancshares, Inc	40	1,361
Siebert Financial Corp (2)	33	107
Signature Bank	25	2,075
Silvercrest Asset Management Group Inc	74	774
Simmons First Natl Corp	542	8,593
State Street Corp	368	21,833
Stewart Information Svcs Crp	407	17,798
Stonex Group Inc. (2)	36	1,842
Svb Financial Group (2)	60	14,437

T Rowe Price Group Inc	87	11,155
Tcf Financial Corporation New	76	1,775
Truist Financial Corp	897	34,131
Trupanion Inc (2)	11	868
Umb Financial Corp	66	3,235
United Community Banks Inc	203	3,437
Us Bancorp New	263	9,429
Valley Natl Bancorp	20	137
Virtu Financial Inc.	356	8,192
Virtus Investment Prtnrs Inc	25	3,466
Walker & Dunlop Inc	147	7,791
Wesbanco Inc	39	833
Western Alliance Bancorp	175	5,534
Wins Finance Hldgs Inc (2)	37	694

		1,383,308

Healthcare - 8.8%
89Bio, Inc (2)	5	128
Abbott Labs	456	49,626
Abbvie Inc	1,907	167,034
Abeona Therapeutics Inc (2)	8	8
Acceleron Pharma Inc (2)	8	900
Acelrx Pharmaceuticals Inc (2)	414	588
Adverum Biotechnologies, Inc. (2)	24	247
Affimed N.V. (2)	387	1,312
Agex Therapeutics Inc (2)	13	11
Agilent Technologies Inc	723	72,980
Akero Therapeutics, Inc. (2)	27	831
Akorn Inc (2)	307	9
Albireo Pharma Inc (2)	51	1,702
Alector, Inc. (2)	5	53
Alexion Pharmaceuticals (2)	341	39,021
Align Technolgy Inc (2)	5	1,637
Alkermes Plc (2)	338	5,601
Allakos Inc. (2)	15	1,222
Allscripts Hlth Sol Inc (2)	215	1,750
Alnylam Pharmaceuticals (2)	133	19,365
Amedisys Inc (2)	10	2,364
Amerisourcebergen Corp	408	39,543
Amgen Inc	807	205,107
Amicus Therapeutics, Inc (2)	119	1,680
Amneal Pharmaceuticals Inc (2)	198	768
Anthem Inc	466	125,163
Applied Therapeutics, Inc. (2)	11	228
Arcturus Therapeutics Holdings Inc (2)	44	1,888
Arcutis Biotherapeutics Inc (2)	8	234
Arena Pharmaceuticals Inc (2)	80	5,983
Arrowhead Pharmaceuticals Inc (2)	62	2,670
Assertio Holdings, Inc. (2)	530	353
Atara Biotherapeutics Inc (2)	23	298

Avantor Inc (2)	146	3,284
Axsome Therapeutics Inc (2)	26	1,853
Baxter Intl Inc	315	25,332
Beam Therapeutics Inc. (2)	23	566
Beyondspring Inc (2)	36	479
Bio Rad Laboratories Inc (2)	22	11,340
Biodelivery Sciences Intl (2)	595	2,219
Biogen Inc (2)	485	137,585
Biospecifics Tech Corp (2)	40	2,113
Bio-Techne Corp	24	5,946
Bioxcel Therapeutics, Inc. (2)	33	1,431
Blueprint Medicines Corporation (2)	21	1,947
Bridgebio Pharma, Inc (2)	36	1,351
Bristol-Myers Squibb Co	2,289	138,004
Cardinal Health Inc	482	22,630
Caredx, Inc (2)	91	3,453
Castle Biosciences, Inc. (2)	21	1,080
Catalent Inc (2)	269	23,043
Catalyst Pharmaceuticas Inc (2)	308	915
Cbdmd Inc (2)	7	14
Celcuity Inc. (2)	1	6
Centene Corporation (2)	310	18,082
Centogene N.V. (2)	27	255
Cerecor Inc. (2)	100	228
Cerner Corp	1,034	74,748
Charles River Labs Intl Inc (2)	51	11,549
Chemed Corporation	54	25,939
Chemocentryx Inc (2)	65	3,562
Cigna Corp	124	21,007
Co-Diagnostics, Inc (2)	26	353
Collegium Pharmaceutical, Inc. (2)	3	62
Community Health Sys Inc New (2)	147	620
Computer Programs & Sys Inc	34	939
Conformis Inc (2)	10	8
Corcept Therapeutics Inc (2)	224	3,899
Cortexyme, Inc. (2)	1	50
Cvs Health Corp	873	50,983
Cymabay Therapeutics Inc (2)	186	1,347
Davita Inc (2)	151	12,933
Deciphera Pharmaceuticals Inc. (2)	29	1,488
Denali Therapeutics Inc (2)	45	1,612
Dexcom Inc (2)	26	10,718
Dicerna Pharmaceuticals Inc (2)	137	2,465
Editas Medicine Inc (2)	115	3,227
Edwards Lifesciences Corp (2)	276	22,030
Elanco Animal Health, Inc. Contingent Value Rights (2)(8)	99	0
Eli Lilly & Co	750	111,015
Eloxx Pharmaceuticals, Inc (2)	26	68
Emergent Biosolutions Inc (2)	104	10,746
Endo International Plc (2)	422	1,393
Enochian Biosciences Inc (2)	22	79

Ensign Group Inc.	38	2,168
Exact Sciences Corporation (2)	92	9,379
Exelixis Inc (2)	365	8,924
Fate Therapeutics Inc (2)	36	1,439
Fulgent Genetics, Inc. (2)	15	601
Genmark Diagnostics Inc (2)	41	582
Gilead Science Inc	1,261	79,683
Globus Medical Inc (2)	114	5,645
Hca Healthcare Inc	144	17,954
Hill-Rom Holdings Inc	198	16,535
Hms Holdings Corp (2)	31	742
Hologic Inc (2)	29	1,928
Horizon Therapeutics Public Ltd Co (2)	650	50,492
Humana Inc	179	74,086
Idexx Laboratories Corp (2)	22	8,648
Illumina Inc (2)	17	5,254
Immunogen Inc (2)	77	277
Inovio Pharmaceuticals Inc (2)	91	1,056
Insmed Inc (2)	32	1,028
Intellia Therapeutics Inc (2)	64	1,272
Intersect Ent Inc (2)	6	98
Intra-Cellular Therapies Inc. (2)	32	821
Intuitive Surgical Inc (2)	24	17,029
Invitae Corp (2)	13	564
Iovance Biotherapeutics, Inc (2)	113	3,720
Irhythm Technologies, Inc. (2)	15	3,572
Jazz Pharmaceuticals Plc (2)	52	7,415
Johnson And Johnson	2,348	349,570
Jounce Therapeutics Inc. (2)	66	539
Kezar Life Sciences, Inc. (2)	24	116
Kodiak Sciences Inc (2)	7	414
Kura Oncology, Inc (2)	86	2,635
Lhc Group (2)	1	213
Livongo Health, Inc. (2)	46	6,442
Macrogenics Inc (2)	51	1,285
Mallinckrodt Public Limited Co (2)(3)	22	21
Marinus Pharmaceuticals Inc (2)	47	604
Mckesson Corp	143	21,297
Medtronic Plc	1,983	206,073
Mei Pharma Inc (2)	76	237
Merck & Co Inc	2,554	211,854
Meridian Bioscience Inc (2)	60	1,019
Merit Med Sys Inc (2)	6	261
Mersana Therapeutics, Inc (2)	163	3,035
Mettler Toledo Intl Inc (2)	8	7,726
Mirati Therapeutics Inc (2)	43	7,140
Moderna, Inc. (2)	216	15,282
Morphic Holding, Inc (2)	38	1,039
Mylan N.V (2)	465	6,896
Myokardia, Inc (2)	36	4,908
Myriad Genetics Inc (2)	105	1,369

Nantkwest Inc (2)	140	971
Natera, Inc (2)	71	5,129
National Healthcare Cp	14	872
Neoleukin Therapeutics, Inc (2)	60	720
Neurocrine Biosciences Inc (2)	149	14,328
Nextgen Healthcare, Inc. (2)	164	2,089
Novavax Inc (2)	37	4,009
Oncocyte Corp (2)	95	132
Opko Health Inc (2)	302	1,114
Organogenesis Holdings Inc (2)	70	269
Osmotica Pharmaceuticals Plc (2)	152	822
Owens & Minor Inc Hldg Co	71	1,783
Palatin Technologies Inc New (2)	689	326
Perkinelmer Inc	85	10,668
Perrigo Co	540	24,791
Pfizer Inc	3,860	141,662
Phreesia Inc (2)	7	225
Polarity Te Inc (2)	3	3
Pra Health Sciences Inc (2)	57	5,782
Precigen Inc. (2)	83	291
Providence Service Corp/The (2)	4	372
Puma Biotechnology Inc (2)	10	101
Quidel Corp (2)	39	8,556
Regeneron Pharmaceuticals Inc (2)	77	43,103
Resmed Inc	127	21,772
Retrophin Inc (2)	17	314
Revance Therapeutics Inc (2)	58	1,458
Revolution Medicines, Inc. (2)	4	139
Rhythm Pharmaceuticals Inc (2)	172	3,727
Rigel Pharmaceuticals New (2)	587	1,409
Rocket Pharmaceuticals Corporation (2)	18	411
Seattle Genetics Inc (2)	93	18,199
Seres Therapeutics Inc (2)	48	1,359
Simulations Plus Inc	68	5,124
Sorrento Therapeutics Inc (2)	146	1,628
Spectrum Pharmaceuticals Inc (2)	166	677
Springworks Therapeutics, Inc. (2)	5	238
Steris Plc	237	41,757
Strongbridge Biopharma Plc (2)	139	292
Stryker Corp	275	57,302
Supernus Pharmaceuticals, Inc (2)	118	2,459
Sutro Biopharma, Inc. (2)	82	824
Syros Pharmaceuticals Inc. (2)	158	1,397
Teladoc Health Inc (2)	46	10,085
Tenet Healthcare Corp (2)	119	2,917
Tg Therapeutics Inc (2)	92	2,462
Theravance Biopharma Inc (2)	12	177
Thermo Fisher Scientific Inc	116	51,216
Translate Bio Inc (2)	56	762
Turning Point Therapeutics, Inc (2)	25	2,184
Twist Bioscience Corporation (2)	27	2,051

Ultragenyx Pharmaceutical Inc (2)	54	4,438
United Therapeutics Corp (2)	117	11,817
Vanda Pharmaceuticals Inc (2)	157	1,517
Vbi Vaccines Inc New (2)	112	320
Veeva Systems Inc (2)	175	49,208
Veracyte Inc (2)	79	2,567
Verrica Pharmaceuticals Inc. (2)	13	101
Vertex Pharmaceuticals (2)	197	53,608
Viela Bio, Inc. (2)	7	197
Viemed Healthcare Inc (2)	19	164
Viking Therapeutics, Inc. (2)	189	1,100
Vir Biotechnology, Inc. (2)	5	172
Wave Life Sciences Ltd. (2)	6	51
West Pharmaceutical Svcs Inc	88	24,191
Xbiotech Inc (2)	105	2,004
Xencor Inc (2)	57	2,211
Zimmer Biomet Holdings Inc	273	37,166
Ziopharm Oncology Inc (2)	150	378
Zoetis Inc	1,085	179,426
Zynex Inc (2)	70	1,222

		3,569,503

Industrials - 3.9%
3M Company	466	74,644
Adt Inc	46	376
Aerovironment Inc (2)	95	5,701
Agco Corp	201	14,928
Allegiant Travel Company	31	3,714
Allison Transmission Holdings Inc	859	30,185
Alpha Pro Tech Ltd (2)	34	503
Altra Industrial Motion Corp	19	702
Ameresco Inc (2)	46	1,536
Arcbest Corporation	103	3,199
Arcosa Inc	96	4,233
Astec Inds Inc	54	2,930
Atkore International Group Inc (2)	89	2,023
Atlas Air Wrldwide Hldgs New (2)	29	1,766
Axon Enterprise Inc (2)	2	181
Azz Inc	88	3,003
Bmc Stock Holdings Inc (2)	164	7,024
Brady Corporation	112	4,482
Builders Firstsource Inc (2)	108	3,523
Bwx Technologies Inc	472	26,578
Caterpillar Inc	118	17,600
Comfort Systems Usa Inc	191	9,838
Commercial Vehicle Grp Inc (2)	153	999
Construction Partners, Inc. (2)	5	91
Corelogic Inc	63	4,263
Costamare Inc	25	152
Csx Corp	175	13,592

Cummins Inc	718	151,613
Curtiss Wright Corp	51	4,756
Deere & Co	145	32,136
Eaton Corp Plc	711	72,543
Emcor Group Inc	269	18,214
Emerson Electric Co	107	7,016
Enersys	82	5,504
Fastenal Co	394	17,765
Federal Signal Corp	15	439
Fedex Corp	138	34,710
Generac Holdings Inc (2)	78	15,104
Gms Inc (2)	17	410
Graco Inc	152	9,325
Graftech International Ltd	210	1,436
Grainger W W Inc	156	55,656
Greenbrier Cos Inc	70	2,058
Hd Supply Holdings Inc (2)	56	2,309
Heartland Express Inc	223	4,148
Herman Miller Inc	124	3,740
Hertz Global Holdings Inc New (2)	45	50
Hni Corporation	39	1,224
Hub Group Inc (2)	110	5,521
Hubbell Inc	211	28,873
Huntington Ingalls Industries Inc	263	37,017
Illinois Tool Wks Inc	455	87,911
J.B. Hunt Transport Services Inc	101	12,764
Kelly Svc Inc	16	273
Kforce Inc	39	1,255
Kimball International Inc - Class B	179	1,887
L. B. Foster Company (2)	39	523
Landstar Sys Inc	31	3,890
Lincoln Electric Holding Inc	133	12,241
Lockheed Martin Corp	388	148,713
Lsc Communications Inc (2)	522	21
Manitowoc Company Inc (2)	99	833
Manpowergroup	470	34,465
Marten Trans Ltd	177	2,889
Matson Inc	73	2,927
Maxar Technologies Inc	66	1,646
Mcgrath Rent Corp	33	1,966
Meritor Inc (2)	132	2,764
Miller Industries Inc New	254	7,765
Msc Industrial Direct Co Inc	584	36,956
Mueller Inds Inc	173	4,681
Myr Group, Inc. (2)	38	1,413
National Presto Inds Inc	6	491
Old Dominion Freight Line	96	17,368
Oshkosh Corp	158	11,613
Paccar Inc	1,759	150,008
Pae Incorporated (2)	139	1,182
Plug Power Inc (2)	217	2,910

Primoris Services Corp	169	3,049
Quanta Services Inc	33	1,744
R.R. Donnelley & Sons Co	416	607
Regal Beloit Corp	180	16,897
Rexnord Corp New	209	6,237
Rush Enterprises Inc	131	6,621
Ryder Sys Inc	53	2,239
Safe Bulkers Inc (2)	239	246
Saia Inc (2)	17	2,144
Schneider National Inc - Class B	409	10,115
Skywest Inc	48	1,433
Southwest Airlines Co	3,576	134,100
Steelcase Inc	132	1,335
Textainer Group Hldgs Ltd (2)	17	241
The Shyft Group, Inc.	108	2,039
Timken Co	361	19,573
Triton International Ltd	414	16,837
Tutor Perini Corp (2)	47	523
Uber Technologies Inc (2)	116	4,232
Ufp Industries, Inc.	54	3,052
United Parcel Service Inc - Class B	394	65,652
Vectrus Inc (2)	46	1,748
Veritiv Corp (2)	20	253
Vertiv Holdings Llc (2)	725	12,557
Werner Entrps Inc	226	9,490
WESCO International, Inc. Series A Variable Preferred (10)	81	2,268

		1,625,920

Information Technology - 13.1%
Aci Worldwide Inc. (2)	137	3,580
Adobe Inc. (2)	340	166,746
Advanced Micro Devices Inc (2)	595	48,784
Alliance Data Sys Corp	28	1,175
American Software Inc	25	351
Amkor Technology Inc (2)	316	3,539
Ansys Inc (2)	66	21,597
Apple Inc	9,721	1,125,789
Applied Materials Inc	2,024	120,327
Arrow Electronics Inc (2)	349	27,452
Astro Nova Inc	32	257
Autodesk Inc (2)	108	24,949
Avnet Inc	649	16,770
Bill.Com Holdings Inc (2)	10	1,003
Broadcom Inc	145	52,826
Cadence Designs Sys (2)	1,445	154,080
Calix Inc (2)	297	5,281
Cambium Networks Corporation (2)	24	405
Cerence Inc. (2)	2	98
Channeladvisor Corp (2)	376	5,441
Ciena Corporation (2)	122	4,842

Cisco Systems Inc	2,303	90,715
Citrix Systems Inc	516	71,058
Cloudera Inc (2)	57	621
Cognex Corp	102	6,640
Conduent Inc (2)	476	1,514
Corning Inc	725	23,497
Coupa Software Incorporated (2)	22	6,033
Crowdstrike Holdings, Inc. (2)	85	11,672
Dell Technologies Inc - Class C (2)	42	2,843
Diebold Nixdorf Inc (2)	55	420
Digital Turbine Inc (2)	293	9,593
Docusign Inc (2)	127	27,335
Dropbox Inc (2)	240	4,622
Dxc Technology Company	290	5,177
Eastman Kodak Company New (2)	15	132
Ebix Inc	80	1,648
Egain Corporation (2)	136	1,927
Elastic N.V. (2)	19	2,050
Epam Systems Inc (2)	32	10,345
Fastly Inc (2)	44	4,122
Formfactor Inc (2)	254	6,332
Fortinet Inc (2)	59	6,951
Hewlett Packard Enterprise Co	1,561	14,627
Hp Inc	1,674	31,789
Hubspot Inc (2)	17	4,968
Information Services Group (2)	45	95
Insight Enterprises Inc (2)	116	6,563
Intel Corp	2,837	146,900
Intuit Inc	556	181,373
Jabil Inc	1,447	49,574
Juniper Networks	423	9,095
Kbr Inc	58	1,297
Kimball Electronics Inc. (2)	9	104
Kla Corporation	311	60,253
Lam Research Corp	197	65,355
Limelight Networks, Inc. (2)	149	858
Manhattan Associates Inc (2)	16	1,528
Mastercard Incorporated	778	263,096
Maxim Integrated Prods Inc	451	30,492
Methode Electronics, Inc.	80	2,280
Micron Tech Inc (2)	163	7,654
Microsoft Corp	4,749	998,857
Mks Instruments Inc	71	7,755
Moneygram International Inc (2)	63	178
Monolithic Power Sys Inc	29	8,109
Ncr Corp (2)	139	3,077
Netgear Inc (2)	170	5,239
Nic Inc	12	236
Nortonlifelock Inc	1,202	25,050
Nvidia Corp	360	194,839
Okta Inc. (2)	15	3,208

Oracle Corporation	2,018	120,475
Pagerduty Inc (2)	36	976
Paypal Holdings Inc (2)	458	90,240
Photronics Inc (2)	190	1,892
Plantronics Inc	53	628
Priority Technology Hldgs Inc. (2)	60	189
Progress Software Corp	471	17,276
Qorvo Inc (2)	160	20,642
Qualcomm Inc	1,087	127,918
Rimini Street Corp (2)	42	135
Ringcentral Inc (2)	29	7,964
Salesforce.Com Inc (2)	490	123,147
Sanmina Corporation (2)	129	3,489
Scansource Inc (2)	10	198
Servicenow Inc (2)	17	8,245
Skyworks Solutions Inc	138	20,079
Solaredge Technologies, Inc (2)	87	20,736
Sonim Technologies Inc (2)	194	151
Splunk Inc (2)	48	9,030
Sps Commerce Inc (2)	36	2,803
Square Inc (2)	100	16,255
Ss & C Technologies Hldgs Inc	1,873	113,354
Stoneco Ltd. (2)	100	5,289
Stratasys Ltd (2)	46	574
Sykes Enterprises Inc (2)	175	5,987
Synnex Corp	133	18,628
Synopsys Inc (2)	137	29,315
Telenav Inc (2)	148	533
Tenable Holdings, Inc (2)	240	9,060
Teradyne Inc	366	29,082
Tessco Technologies	26	140
Texas Instruments Inc	572	81,676
Trade Desk, Inc./The (2)	12	6,225
Trimble Inc. (2)	248	12,078
Ttec Holdings Inc	84	4,582
Twilio Inc - Class A (2)	75	18,532
Ultra Clean Holdings, Inc. (2)	52	1,116
Verint Systems Inc (2)	162	7,805
Virnetx Holding Corp (3)	349	1,839
Visa Inc.	574	114,783
Vishay Intertechnology Inc	623	9,700
Xerox Holdings Corporation	844	15,842
Xperi Holding Corporation	320	3,677
Zebra Tech Corp - Class A (2)	63	15,905
Zoom Video Communications, Inc. (2)	100	47,011
Zscaler, Inc. (2)	46	6,472

		5,356,661

Materials - 1.2%
Air Products & Chemicals Inc	204	60,763

Avient Corporation	36	953
Balchem Corp - Class B	4	391
Berry Global Group Inc (2)	185	8,939
Boise Cascade Company	204	8,144
Caledonia Mining Corporation Plc	104	1,767
Century Aluminum Co (2)	2	14
Chemours Company	172	3,597
Clearwater Paper Corp (2)	10	379
Coeur Mining Inc (2)	46	339
Commercial Metals Co	61	1,219
Corteva Inc	228	6,569
Dow Inc	312	14,680
Eastman Chemical Company	398	31,092
Flotek Industries Inc (2)	307	832
Fmc Corp	102	10,803
Freeport-Mcmoran Inc - Class B	278	4,348
Huntsman Corp	452	10,039
Koppers Holdings Inc (2)	40	836
Lyondellbasell Industries Nv	244	17,200
Mineral Tech Inc	47	2,402
Mosaic Company New	56	1,023
Newmont Corporation	1,615	102,472
Nucor Corp	210	9,421
O-I Glass Inc	22	233
Olympic Steel Inc	13	148
Ppg Inds Inc	173	21,120
Reliance Stl & Aluminum Co	322	32,857
Royal Gold Inc	2	240
Ryerson Holding Corp (2)	157	900
Scotts Miracle-Gro Company	293	44,803
Sherwin Williams Co	103	71,764
Steel Dynamics Inc	253	7,243
Stepan Co	23	2,507
Suncoke Energy Inc	9	31
Tredegar Corp	19	283
Tronox Holdings Plc	76	598
Westrock Company	185	6,427

		487,376

Real Estate Investment Trust - 1.5%
Altisource Ptf Solu Sa (2)	101	1,280
American Homes 4 Rent	421	11,990
American Tower Reit	673	162,684
Ashford Hospitality Tr Inc	115	190
Avalonbay Communities Inc	51	7,616
Care Trust Reit Inc.	115	2,046
Catchmark Timber Trust Inc	163	1,456
Cbl & Associates Pptys Inc (2)(3)	792	128
Clipper Realty Inc	91	551
Corecivic Inc	111	888

Corenergy Infrastructure Trust Inc Reit		67	391
Corporate Office Ppts Tr		352	8,349
Cyrusone Inc		209	14,636
Equinix Inc		62	47,128
Essex Ppty Trust Inc		191	38,351
Extra Space Storage Inc		190	20,328
Gaming And Leisure Properties Inc		861	31,797
Getty Realty Corp Hldg Co		87	2,263
Healthcare Trust Of America - Class A		57	1,482
Highwoods Properties Inc		307	10,306
Host Hotel & Resorts Inc.		109	1,176
Iron Mountain Inc		29	777
Lamar Advertising Company		578	38,246
Ltc Properties Inc		501	17,465
Maui Land & Pineapple Inc (2)		8	87
National Health Invts		14	844
National Storage Affiliates Trust		162	5,299
Newmark Group Inc.		55	238
Omega Healthcare Invs Inc		62	1,856
Paramount Group Inc		325	2,301
Piedmont Office Realty Tr Inc		542	7,355
Ps Business Parks Inc		163	19,950
Public Storage		84	18,708
Qts Realty Trust Inc		48	3,025
RAIT Financial Trust (2)(8)		287	0
Sba Communications Corp		135	42,995
Service Properties Trust		800	6,360
Simon Property Group Inc New		946	61,187
Spirit MTA Reit Liquidating Trust (2)(8)		385	0
Tanger Factory Outlet Center (3)		155	935
Trinity Place Holdings Inc (2)		331	467
Uniti Group Inc		132	1,391
Welltower Inc		55	3,030

			597,552

Utilities - 0.7%
Alliant Energy Corp		317	16,373
American Water Works Co		263	38,103
Atlantic Power Corp (2)		432	847
Mdu Resources Group Inc		944	21,240
Nextera Energy Inc		398	110,469
Northwestern Corporation		640	31,130
Nrg Energy Inc		286	8,792
Public Svc Entrps Group Inc		20	1,098
Wec Energy Group Inc		213	20,640
Xcel Energy Incorporated		653	45,054

			293,746

Total Common Stocks	(Cost	$14,074,380)	18,229,485

Registered Investment Companies - 16.1%

Baird Core Plus Bond Fund - Class I		21,237	258,242
Dodge & Cox Income Fund		14,909	218,566
DoubleLine Total Return Bond Fund - Class I		14,352	154,144
Guggenheim Total Return Bond Fund - Class I		3,953	117,712
iShares Core MSCI EAFE ETF (9)		42,298	2,549,723
iShares Core MSCI Emerging Markets ETF (9)		12,312	650,074
iShares Core U.S. Aggregate Bond ETF (9)		3,348	395,265
iShares JP Morgan USD Emerging Markets Bond ETF (9)		2,981	330,563
Lord Abbett High Yield Fund - Class I		16,639	117,140
Payden Emerging Markets Bond Fund - Class I		3,092	40,377
PGIM Total Return Bond Fund - Class R6		16,015	238,142
Pioneer Bond Fund - Class Y		15,769	159,263
Segall Bryant & Hamill Plus Bond Fund - Class I		15,973	178,898
SPDR Bloomberg Barclays High Yield Bond ETF (9)		1,138	118,659
TCW Emerging Markets Income Fund - Class I		9,759	77,583
Vanguard Intermediate-Term Corporate Bond ETF (9)		1,678	160,752
Vanguard Short-Term Bond ETF (9)		662	54,979
Vanguard Total Bond Market ETF (9)		4,259	375,729
Xtrackers USD High Yield Corporate Bond ETF (9)		9,423	453,247

Total Registered Investment Companies	(Cost	$5,965,654)	6,649,058

Money Market Registered Investment Companies - 32.3%

Meeder Institutional Prime Money Market Fund, 0.10% (5)		13,291,476	13,296,792
Morgan Stanley Government Institutional Fund, 0.02% (4)		1,291	1,291

Total Money Market Registered Investment Companies	(Cost	$13,291,555)	13,298,083

Bank Obligations - 1.8%

First Merchants Bank Deposit Account, 0.75%, 10/1/2020 (6)		247,626	247,626
Metro City Bank Deposit Account, 0.50%, 10/1/2020 (6)		247,967	247,967
Pacific Mercantile Bank Deposit Account, 0.01%, 10/1/2020 (6)		246,803	246,803

Total Bank Obligations	(Cost	$742,396)	742,396

U.S. Government Obligations - 1.1%

U.S. Treasury Note, 2.25%, due 1/31/2024		154,000	164,618
U.S. Treasury Note, 2.625%, due 2/15/2029		70,400	82,264
U.S. Treasury Note, 1.50%, due 8/15/2026		57,300	61,096
U.S. Treasury Note, 2.25%, due 11/15/2025		95,300	104,770
U.S. Treasury Note, 2.125%, due 12/31/2022		57,800	60,383

Total U.S. Government Obligations	(Cost	$435,766)	473,131

Total Investments - 95.7%	(Cost	$34,509,751)	39,392,153

Other Assets less Liabilities - 4.3%			1,789,194

Total Net Assets - 100.0%			41,181,347

Trustee Deferred Compensation (7)

Meeder Balanced Fund - Retail Class		1,752	20,691
Meeder Dynamic Allocation Fund - Retail Class		4,419	53,823
Meeder Muirfield Fund - Retail Class		1,989	14,699
Meeder Conservative Allocation Fund - Retail Class		504	11,516

Total Trustee Deferred Compensation	(Cost	$88,312)	100,729

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	106	12/18/2020	9,821,960	(302,207)
Mini MSCI Emerging Markets Index Futures	46	12/18/2020	2,503,550	(54,438)
Russell 2000 Mini Index Futures	1	12/18/2020	75,220	(1,853)
Standard & Poors 500 Mini Futures	7	12/18/2020	1,173,200	29,264
E-mini Standard & Poors MidCap 400 Futures	2	12/18/2020	371,180	443

Total Futures Contracts	162		13,945,110	(328,791)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities

• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (11)
Level 1 - Quoted Prices	$38,176,626	$(328,791)
Level 2 - Other Significant Observable Inputs	1,215,527	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$39,392,153	$(328,791)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	All or a portion of this security is on loan.

(4)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at September 30, 2020.

(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2020.

(6)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at September 30, 2020. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(7)	Assets of affiliates to the Global Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)	Fair valued security deemed as Level 3 security.

(9)	Exchange-traded fund.

(10)	Preferred stock.

(11)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.